FAIR VALUE DISCLOSURES (Details)	Dec. 31, 2016 USD ($)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Net Balance	$ 17,270,387
Mortgage note payable [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Face value	7,266,145
Net Balance	7,113,701
Fair value	$ 7,266,145